Equity	12 Months Ended
Mar. 31, 2024
Disclosure of Equity [Abstract]
Equity
16.	Equity

No of shares

	March 31, 2024	March 31, 2023
Issued as of April 01	182,835,369	182,742,369
Issued for cash	-	-
Issued for consideration other than cash	-	-
Exercise of share options	497,091	93,000
Issued as of March 31	183,332,460	182,835,369
Value (₹) (‘000)	1,846,146	1,841,168

In fiscal 2015, the authorized share capital of the Company was enhanced by an amount of ₹ 189,000.
Subsequently
the
authorized share capital
was
 increased to ₹ 2,040,000 divided into 204,000,000 Equity Shares, having a par value of
₹ 10 per share.
Subsequently
the
authorized share capital
was
increased to 750,000,000 Equity Shares, having a par value ₹ 10 per share
and
250,000,000 Preference Shares, having a par value ₹ 10 per share.
The holders of ordinary shares are entitled to receive dividends from time to time and are entitled to vote at meetings of the Group. All shares rank equally with regard to Group’s residual assets.

The directors have not recommended any dividend
for paid up Equity Share of ₹ 10 each for the year 2023-24 (2022-23: ₹ Nil)
.

Also refer
to
note 35 – Issue of share on private basis to existing promoter group and Note 27 – Share-based payment

16A.	Fully paid Compulsorily Convertible debentures:

	2024	2023

Compulsorily convertible Debentures issued to Kotak Data Center Fund	2,723,924	-
	2,723,924	-

During the current financial year, Kotak Data Center Fund (KDCF) subscribed to 48,000,000 (Four crore and Eighty Lacs only) Series 4 Compulsorily Convertible Debentures (CCDs) with face value of INR 100 each amounting to ₹ 4,800 millions ("series 4 CCD"). Conversion ratio was fixed at 0.5434 pursuant to the DSA dated July 20, 2023.

Share based payment reserve

Share based payment reserve represents the stock compensation expense recognized in the statement of changes in equity.

Share Premium

Share Premium used to record the premium on issue of shares. The reserve is utilized in accordance with the provisions of the Act

Other components of equity:

a) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b) Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVTOCI until the investments are derecognized or impaired.

c) Remeasurements of the net defined benefit liability/asset

Remeasurements of the net defined benefit liability/asset represent the cumulative actuarial gain / loss on account of Change in demographic assumptions, change in financial assumption and experience variance and remeasurement in return on plan assets, excluding amounts recognized in net interest expense/ income.